Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 17, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Options
Beginning Balance			154,685
Vested	(148,387)		(148,387)
Forfeited during the period			(6,298)
Granted during the period		$ 6,000
Ending Balance		6,000		154,685
Weighted-Average Exercise Price
Beginning Balance			$ 17.80
Forfeited during the period			$ 23.85
Granted during the period		18.95
Ending Balance		$ 18.95		$ 17.80
Weighted-Average Remaining Contractual Term (years)
Weighted-Average Remaining Contractual Term (years)		5 years 6 months 7 days		6 years 8 months 12 days
Granted during the period		5 years 6 months 7 days
Aggregate Intrinsic Value		$ 0	$ 0		$ 0